UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)
Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill, New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-453-4392

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FAM VALUE FUND

September 30, 2005 (unaudited)

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE

AUTOMOTIVE	CARMAX, INC. *	300,000	9,381,000

	WINNEBAGO INDUSTRIES	403,900	11,700,983
			21,081,983

AUTOMOTIVE PARTS &	GENTEX CORP	1,240,000	21,576,000
EQUIPMENT

BANKING	TD BANKNORTH INC.	100,000	3,014,000

	M&T BANKCORP	143,000	15,116,530

	NORTH FORK BANCORP	856,925	21,851,588

	TCF FINANCIAL CORP	790,000	21,132,500

	WESTAMERICA BANCORP	225,000	11,621,250
			72,735,868

LIFE INSURANCE	PROTECTIVE LIFE CORP	471,400	19,412,252

MACHINERY	DONALDSON COMPANY	311,200	9,500,936
& EQUIPMENT
	IDEX CORP.	514,500	21,891,975

	TENNANT CO	10,975	449,775

	KAYDON CORP	780,750	22,181,108
			54,023,794

PUBLISHING	JOHN WILEY & SON	301,700	12,592,958

COMPUTER SOFTWARE	REYNOLDS & REYNOLDS	150,400	4,122,464
& SERVICES

RESTAURANTS	OUTBACK STEAKHOUSE	542,400	19,851,840

	YUM! BRANDS, INC .	416,800	20,177,288
			40,029,128

REGISTERED	ALLIED CAPITAL CORP	691,991	19,811,702
INVESTMENT COMPANY

PROPERTY	BERKSHIRE HATHAWAY	395	32,390,000
& CASUALTY INSURANCE

	MARKEL CORPORATION *	61,100	20,193,550

	MONTPELIER RE HLDGS	353,700	8,789,445

	WHITE MOUNTAINS INS	100,275	60,566,100
			121,939,095

INSURANCE AGENCY	BROWN & BROWN INC	939,848	46,701,047

MEDIA	MEREDITH CORP	110,450	5,510,351

RECREATION	INTERNATIONAL SPEED	342,988	17,996,580
& ENTERTAINMENT

CONSUMER SERVICES	H&R BLOCK	773,800	18,555,724

PHARMACEUTICALS	BARR PHARMACEUTICALS *	509,000	27,954,280

	FOREST LABORATORIES *	226,000	8,807,220

	WATSON PHARMACEUTICALS*	680,600	24,916,766
			61,678,266

CONSTRUCTION	FLORIDA ROCK INDS.	177,075	11,348,737
MATERIALS

	MARTIN MARIETTA MAT.	371,443	29,143,418

	VULCAN MATERIALS	387,165	28,731,515
			69,223,670

ELECTRONIC EQUIPMENT	AMERICAN POWER CONV.	449,055	11,630,525

	COGNEX CORP	39,200	1,178,744

	ZEBRA TECHNOLOGY *	258,502	10,104,843
			22,914,112

RETAIL STORES	ROSS STORES, INC	921,422	21,837,701

	WHOLE FOODS MARKET	50,000	6,722,500
			28,560,201

HOME FURNISHING	ETHAN ALLEN INTERIOR	648,175	20,320,286

	MOHAWK INDUSTRIES *	240,000	19,260,000
			39,580,286

INVESTMENT	FEDERATED INVESTORS	1,000,000	33,230,000
MANAGEMENT

CONSUMER PRODUCTS	CSS INDUSTRIES	222,075	7,221,879

HEALTH CARE	AMSURG CORP. *	196,150	5,366,664
SERVICES

	LINCARE HOLDINGS	350,000	14,367,500

	PEDIATRIX MEDICAL *	100,000	7,682,000
			27,416,164

ELECTRONIC	LITTELFUSE, INC. *	360,900	10,152,117
COMPONENTS

RETAIL APPAREL	JONES APPAREL GROUP	206,000	5,871,000

	LIZ CLAIBORNE INC.	659,450	25,929,574
			31,800,574

WHOLESALE	SCP POOL CORP	275,950	9,638,934
DISTRIBUTION
	CDW CORP.	373,900	22,030,188
			31,669,122

TELECOMMUNICATIONS	COMMONWEALTH TELE.	320,250	12,073,425
SERVICES

	HICKORY TECH CORP	258,800	2,277,440
			14,350,865

TELECOMMUNICATIONS	SCIENTIFIC-ATLANTA	720,000	27,007,200
& CABLE EQUIPMENT

REAL ESTATE	FOREST CITY ENTERPRI	600,000	22,860,000
DEVELOPMENT

TRANSPORTATION	HEARTLAND EXPRESS	810,887	16,493,442

TOTAL COMMON STOCK			920,246,844

TREASURY BILLS	US TREASURY BILL 11-10-05	70,000,000	69,743,917

	US TREASURY BILL 11-17-05	50,000,000	49,785,563

TOTAL US TREASURIES			119,529,480

MONEY MARKET FUND	FIRST AMERICAN TREASURY FUND	39,174,857	39,174,857

TOTAL INVESTMENTS:			1,078,951,181

		* Non-income-producing security

FAM EQUITY-INCOME FUND

September 30, 2005 (unaudited)

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE

AUTOMOTIVE	WINNEBAGO INDUSTRIES	127,500	3,693,675

AUTOMOTIVE PARTS &	GENTEX CORP	510,000	8,874,000
EQUIPMENT

BANKING	NORTH FORK BANCORP	219,500	5,597,250

	TCF FINANCIAL CORP	193,000	5,162,750
			10,760,000

LIFE INSURANCE	PROTECTIVE LIFE CORP	108,219	4,456,458

MACHINERY	IDEX CORP.	134,137	5,707,529
& EQUIPMENT

	KAYDON CORP	124,000	3,522,840

	DONALDSON COMPANY	88,800	2,711,064
			11,941,433

TELECOMMUNICATIONS	HICKORY TECH CORP	370,848	3,263,462
SERVICES

TELECOMMUNICATIONS &	SCIENTIFIC-ATLANTA	287,300	10,776,623
CABLE EQUIPMENT

RESTAURANTS	OUTBACK STEAKHOUSE	134,850	4,935,510

REGISTERED	ALLIED CAPITAL CORP	193,714	5,546,032
INVESTMENT COMPANY

PROPERTY	WHITE MOUNTAINS INS	10,575	6,387,300
& CASUALTY INSURANCE

	MONTPELIER RE HLDGS	221940	5,515,209
			11,902,509

INSURANCE AGENCY	BROWN & BROWN INC	60,600	3,011,214

CONSUMER SERVICES	H&R BLOCK	251,500	6,030,970

RECREATION &	INTERNATIONAL SPEED	91,400	4,795,758
ENTERTAINMENT

CONSTRUCTION	MARTIN MARIETTA MAT.	63,000	4,942,980
MATERIALS
	FLORIDA ROCK	42,000	2,691,780

	VULCAN MATERIALS	85,500	6,344,955
			13,979,715

COMMERCIAL SERVICE	McGRATH RENTCORP	170,000	4,816,100

RETAIL STORES	ROSS STORES, INC	349,041	8,272,272

HOME FURNISHING	ETHAN ALLEN INTERIOR	198,200	6,213,570

INVESTMENT	FEDERATED INVESTORS	285,900	9,500,457
MANAGEMENT

MEDIA	MEREDITH CORP	55,300	2,758,917

PUBLISHING	COURIER CORP.	197,250	7,377,150

	JOHN WILEY & SON	172,650	7,206,411
			14,583,561

RETAIL APPAREL	LIZ CLAIBORNE INC.	204,025	8,022,263

TRANSPORTATION	HEARTLAND EXPRESS	187,900	3,821,886

WHOLESLE DISTRIBUTION	CDW CORP	73,000	4,301,160

ELECTRONIC EQUIPMENT	COGNEX CORP	45,700	1,374,199

TOTAL COMMON STOCK			167,631,744

TREASURY BILLS	US TREASURY BILL 11-10-05	15,000,000	14,945,108

MONEY MARKET FUND	FIRST AMERICAN TREASURY FUND	2,565,939	2,565,939

TOTAL INVESTMENTS:			185,142,791

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 15, 2005

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	November 15, 2005